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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 2004
                                                   -----------------

Check here if Amendment                 Amendment Number :
                         ----                                ----------

   This Amendment (Check only one):       is a restatement
                                   ----
                                          adds new holdings entries.
                                   ----

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  200 Greenwich Avenue
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:    28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------------------
Title:    President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

 /s/ William C. Crowley               Greenwich, CT           February 14, 2005
------------------------------     --------------------      -------------------
      (Signature)                     (City, State)                (Date)


Report Type (Check only one):

    X
---------- 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)



---------- 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



---------- 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      8
Form 13F Information Table Value Total:             $9,175,639
                                              ( in thousands )





List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
                                                      FORM 13F Information Table



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  Column 1:        Column 2:    Column 3:    Column 4:                Column 5:           Column 6    Column 7:       Column 8:
                                                          -----------------------------                            Voting Authority
                                                                                         -------------------------------------------
                                            Fair Market   Shares or                      Investment    Other
                   Title of      CUSIP         Value      Principal    SH/PRN  Put/Call  Discretion   Managers   Sole   Shared  None
                                            -----------
 Name of Issuer     Class        Number      (x $1,000)     Amount
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.       Common     053332-10-2      544,814   5,966,638     SH               DEFINED              5,966,638
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Autozone Inc.       Common     053332-10-2    1,404,299  15,379,462     SH                 SOLE              15,379,462
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AutoNation, Inc.    Common     05329W-10-2      181,335   9,439,602     SH               DEFINED              9,439,602
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AutoNation, Inc.    Common     05329W-10-2    1,298,951  67,618,481     SH                 SOLE              67,618,481
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Kmart Holding
 Corporation        Common     498780-10-5    3,099,794  31,326,877     SH               DEFINED             31,326,877
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Kmart Holding
 Corporation        Common     498780-10-5    1,059,413  10,706,550     SH                 SOLE              10,706,550
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Sears, Roebuck
 & Co.              Common     812387-10-8       11,033     216,200     SH               DEFINED                216,200
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Sears, Roebuck
 & Co.              Common     812387-10-8    1,576,000  30,883,800     SH                 SOLE              30,883,800
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